Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

There have been no subsequent events at the date of issue of this balance sheet except as disclosed below.

On July 1 2020, as part of a post closing of the June offering, the Company issued 4,901,960 series C preferred shares pursuant to the Series C Financing at a purchase price of $2.04 per share to another investor. The Company received an aggregate of approximately $10.0 million in proceeds. The total Series C Financing was approximately $79.0 million.

In connection with the Series C Financing, on June 26, 2020, the Company adopted the Share Option Plan (the “Option Plan”). The Option Plan provides for the grant of options. The maximum number of shares that may be issued under the Option Plan was set forth by the Company’s shareholders from time to time. On July 13, 2020, the Company granted the maximum number of shares that may be issued under the Option Plan, and following the IPO, any ordinary shares subject to awards issued under the Option Plan may again become available for issuance under the 2020 Plan (defined below) if they are forfeited, canceled or held back. On July 31, 2020, the Company adopted an equity incentive plan (“the 2020 Plan”). The 2020 Plan provides for the grant of options, share appreciation rights, or SARs, restricted shares, dividend equivalents, restricted share units, or RSUs, and other share based awards. The maximum number of share awards to be issued under the 2020 Plan is 5,898,625 shares, which consists of 3,474,469 new ordinary shares, and 2,424,156 ordinary shares that are subject to awards under prior plans that may become available for issuance under the 2020 Plan. Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan will automatically increase on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. The 2020 Plan will be the sole means for the Company to grant new equity awards. Any awards granted from the 2020 Plan, or any prior equity incentive plan, that are forfeited, canceled or held back will be added back to shares issuable under the 2020 Plan.

On July 31, 2020, the Company adopted an employee share purchase plan (the “2020 ESPP”). The purpose of the 2020 ESPP, is to provide employees the opportunity to purchase ordinary shares or American Depositary Shares (“ADSs”) at 85% of the fair market value of the ordinary shares on the offering date or the exercise date, whichever is lower, for up to 15% of such employee’s compensation for each pay period. The Company reserved 347,447 ordinary shares for the 2020 ESPP. The 2020 ESPP provides for an annual increase in the number of ordinary shares to be reserved for future issuance under the 2020 ESPP.

On August 11, 2020, the Company completed the IPO of ADSs. In the IPO, the Company sold an aggregate of 8,823,529 ADSs representing the same number of ordinary shares, at an IPO price of $18.00 per ADS for total net proceeds of approximately $147.7 million. On August 20, 2020, the underwriters of the IPO exercised a portion of their overallotment option by purchasing an additional 1,128,062 ADSs from the Company at the IPO price of $18.00 per ADS, resulting in an additional net proceeds of $18.9 million. The total net proceeds from the IPO was $166.6 million.

Prior to completion of the IPO, the Company completed the following steps as part of its corporate reorganization:

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Reduction of capital of Freeline Therapeutics Holdings Limited: Freeline Therapeutics Holdings Limited reduced the amount standing to the credit of its share premium accounts and its issued share capital pursuant to Chapter 10 of Part 17 of the U.K. Companies Act 2006, or the Companies Act.

•	Re-registration of Freeline Therapeutics Holdings Limited: Freeline Therapeutics Holdings Limited re-registered as a public limited company and changed its name to Freeline Therapeutics Holdings plc.

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Reorganization of separate classes of shares of Freeline Therapeutics Holdings plc (other than deferred shares) into a single class of ordinary shares: The different classes of issued share capital of Freeline Therapeutics Holdings plc were reorganized into a single class of ordinary shares. Below are the conversion for each class of share:

▪	The A ordinary shares were redesignated as 831,461 ordinary shares;
▪	The B ordinary shares were redesignated as 111,526 ordinary shares;
▪	The C ordinary shares were redesignated as 78,635 ordinary shares;
▪	The D ordinary shares were redesignated as 249,042 ordinary shares;
▪	The E ordinary shares were redesignated as 134,158 ordinary shares;
▪	The F ordinary shares were redesignated as 88,588 ordinary shares;
▪	The G ordinary shares were redesignated as 42,412 ordinary shares;
▪	The series A preferred shares were redesignated as 5,579,486 ordinary shares;
▪	The series B preferred shares were redesignated as 9,447,347 ordinary shares; and
▪	The series C preferred shares were redesignated as 9,358,503 ordinary shares.

Following the reorganization into a single class of ordinary shares as described above, such ordinary shares of Freeline Therapeutics Holdings plc were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares and the balance of any ordinary shares was redesignated as deferred shares prior to completion of the IPO. Additional 144,224,310 deferred shares of £0.00001 nominal value were created as a result of the reorganization of the series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares, F ordinary shares and G ordinary shares into ordinary shares. These deferred shares have no voting rights.

As a result of the steps referenced above, the table below reflects the share capital of the Company allotted as of September 30, 2020 to give effect to the redesignation of preferred shares and ordinary shares as well as the 1-for-0.159 reverse split.

September 30,
2020
Ordinary shares	35,872,749
Deferred shares of £0.00001	144,500,094
Deferred shares of £0.001	123,638,835
Total ordinary and deferred shares	304,011,678